Investments in equity accounted associates (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 23, 2023 € / shares	Jan. 27, 2022 USD ($) item	Aug. 27, 2021 $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 30, 2022 USD ($)	Feb. 04, 2022 USD ($)
Disclosure of associates [line items]
Loss net of tax since the date of acquisition				$ 1,695
Share of losses reflected in condensed consolidated statement of profit or loss				515
Purchase price per share | $ / shares			$ 10.00
EV/Bookings multiple					1.2
Enterprise Value EBITDA Multiple					8.6
Adjusted Option Premium Payable For Call Options				515
Share purchase agreement with Applife Limited
Disclosure of associates [line items]
Purchase price per share | € / shares	€ 1
MX Capital Limited
Disclosure of associates [line items]
Percentage of shares acquired (in percent)		48.80%
Consideration		$ 15,000
Put and call option to obtain full control (as a percent)		100.00%
Further earn-out payments		$ 35,000
Fair value of sellers earn-outs		2,297
Fair Value Of Symmetric Option Assets		2,623
Fair Value Of Symmetric Option Liability		9,810
Further consideration		$ 100,000
Fair value of founders earn-outs							$ 258
Loss net of tax since the date of acquisition				17,246
Share of losses reflected in condensed consolidated statement of profit or loss				8,416
Goodwill impairment					$ 0
Recoverable amount of the CGU					$ 0
Period applied to cash flow projections					3 years
Discount rate (in percent)					19.30%
Impairment charge				$ 0	$ 15,881
Percentage of change in EV/EBITDA multiple				10.00%
Percentage of change in EV/Bookings multiple				10.00%
Financial assets				$ 0
Financial liabilities				$ 15,002
Castcrown Limited
Disclosure of associates [line items]
Percentage of shares acquired (in percent)		49.50%
Consideration		$ 2,970
Number of survival RPG titles | item		2
Put and call option to obtain full control (as a percent)		100.00%
Option Premium Payable For Call Option		$ 1,200
Derivative asset arising from call option					$ (1,799)	$ 1,799